Note 22 - Loss Per Share - Schedule of (Earnings) Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Net loss	$ 6,459	$ 108,138
Weighted average basic number of shares outstanding (in shares)	167,732,678	149,019,020
Basic loss per share (in CAD per share)	$ 0.04	$ 0.73
Weighted average diluted number of shares outstanding (in shares)	167,732,678	149,019,020
Diluted loss per share (in CAD per share)	$ 0.04	$ 0.73